Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Accounts receivable, net of allowance	¥ 19,240	¥ 11,190
Short-term borrowings of the consolidated VIEs	49,457	117,568
Long-term borrowings, current portion of the consolidated VIEs	3,618	9,500
Note payable of the consolidated VIEs	267,558	267,558
Accounts payable of the consolidated VIEs	267,558	317,816
Accrued expenses and other current liabilities of the consolidated VIEs	226,256	243,360
Due to related parties, current of the consolidated VIEs	92,737	43,251
Advance workspace membership fee of the consolidated VIEs	50,858	92,412
Contract liabilities of the consolidated VIEs	14,833	23,875
Income tax payable of the consolidated VIEs	301	325
Deferred subsidiary income of the consolidated VIEs	9,562	11,974
Convertible bond of the consolidated VIEs
Held-for-sale liabilities, current of the consolidated VIEs	32,514	32,514
Lease liabilities, current of the consolidated VIEs	351,225	557,647
Long-term borrowings of the consolidated VIEs	15,242	5,000
Refundable deposits from members, non-current of the consolidated VIEs	16,477	14,308
Deferred tax liability of the consolidated VIEs	1,543	2,427
Lease liabilities, non-current of the consolidated VIEs	¥ 553,034	¥ 1,345,623
Ordinary shares, shares authorized (in Shares) | shares	500,000,000
Common Class A
Ordinary shares, shares authorized (in Shares) | shares	400,000,000	400,000,000
Ordinary shares, issued (in Shares) | shares	70,999,436	62,811,334
Ordinary shares, outstanding (in Shares) | shares	70,999,436	62,811,334
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	¥ 0.0001
Common Class B
Ordinary shares, shares authorized (in Shares) | shares	100,000,000	100,000,000
Ordinary shares, issued (in Shares) | shares	9,452,407	9,452,407
Ordinary shares, outstanding (in Shares) | shares	9,452,407	9,452,407
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	¥ 0.0001